Stock-Based Compensation - Schedule of RSU Activity (Details) - BOLT THREADS, INC. [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation - Schedule of RSU Activity (Details) [Line Items]
Number of RSUs Outstanding, beginning balances	2,107,269	1,141,892
Weighted-Average Grant Date Fair Value Per Share, beginning balances	$ 6.52	$ 6.2
Number of RSUs Outstanding, Granted	3,434,335	1,241,954
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 2.94	$ 5.77
Number of RSUs Outstanding, Forfeited	(1,746,907)	(276,577)
Weighted-Average Grant Date Fair Value Per Share, Forfeited	$ 4.83	$ 6.64
Number of RSUs Outstanding, ending balances	3,794,697	2,107,269
Weighted-Average Grant Date Fair Value Per Share, ending balances	$ 4.02	$ 6.52